Payments, by Project - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Taxes	Fees	Total Payments
Total	R 122.6	R 4.0	R 126.6
Ergo Mining Proprietary Limited [Member]
Total		3.1	3.1
Ergo Mining Proprietary Limited [Member] | Ergo [Member]
Total		3.1	3.1
Far West Gold Recoveries Proprietary Limited [Member]
Total	99.3	0.9	100.2
Far West Gold Recoveries Proprietary Limited [Member] | FWGR [Member]
Total	99.3	R 0.9	100.2
Ergo Mining Operations Proprietary Limited [Member]
Total	2.7		2.7
Ergo Mining Operations Proprietary Limited [Member] | EMO [Member]
Total	R 2.7		R 2.7